Share-based Compensation	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Share-based Compensation
15.	Share-based Compensation
In order to provide additional incentives to employees and to promote the success of the Group’s business, the Group adopted a share incentive plan that was approved by the Board of Directors on December 23, 2016 (the “2015 Share Incentive Plan”). Under the 2015 Share Incentive Plan, the aggregate number of ordinary shares that may be issued pursuant to all share-based awards (including restricted shares, RSUs and share options) is 8,867,053 ordinary shares and can be increased up to a number that is equal to 15% of the then total outstanding shares on a fully diluted basis at the discretion of the Company’s Board of Directors.
In September 2019, the Company’s Board of Directors approved the 2019 Share Incentive Plan, which become effective upon the completion of the Company’s IPO on December 12, 2019. Under the 2019 Share Incentive Plan, the aggregate number of ordinary shares that may be issued pursuant to all share-based awards (including restricted shares, RSUs and share options) is 5,455,346 ordinary shares and can be increased up to a number that is equal to 15% of the then total outstanding shares on a fully diluted basis at the discretion of the Company’s Board of Directors.
Pursuant to both 2015 Share Incentive Plan and 2019 Share Incentive Plan, the members of the Board, consultant or employees are entitled to be granted share-based awards.
The Company granted a total of 600,000 and 750,000 RSUs to the Group’s employees under the 2015 Share Incentive Plan and a total of nil and 1,613,000 RSUs to the Group’s employees under the 2019 Share Incentive Plan during the years ended December 31, 2019 and
2020. The RSUs are subject to service conditions and vest over a four-year period starting from the grant date.
On December 29, 2020, the Company’s Board of Directors approved the acceleration of the vesting schedules for certain RSUs granted by the Company in 2020 (“Modification”). Upon the Modification, all RSUs granted by the Company continue to be subject to service conditions and vest over a four-year period starting at an earlier vesting inception date than that in the original terms. As the fair value of the modified award is the same as the fair value of the original award immediately before the original award is modified, no incremental cost was recognized resulting from the Modification.
RSUs
The following table summarizes the Company’s RSUs activity under the 2015 Share Incentive Plan and 2019 Share Incentive Plan:

	Number of RSUs	Weighted average grant date fair value	Weighted average remaining contractual life
		(US$)	(Years)
Unvested, January 1, 2020	735,476	4.7523	3.02
Granted	2,363,000	4.2912
Vested	(1,819,726)	4.1359
Forfeited	—	—

Unvested, December 31, 2020	1,278,750	4.7774	2.68

The fair value of the RSUs is derived from the fair value of the Company’s ordinary shares on the date of grant. The total fair value of RSUs vested during the years ended December 31, 2018, 2019 and 2020 were RMB22,300, RMB14,747 and RMB54,036 (US$8,281) respectively. Total share-based compensation expense capitalized to inventory was not material for any of the periods presented.
As of December 31, 2020, there was RMB34,510 (US$5,289) of unrecognized share-based compensation expenses related to RSUs which is expected to be recognized over a weighted average vesting period of 2.68 years. Total unrecognized compensation cost may be adjusted for actual forfeitures occurring in the future.
Share options
The following table summarizes the Company’s share options activity under the 201
5
 Share Incentive Plan:

	Number of share options	Weighted average grant date fair value	Weighted average exercise price
		(US$)
Outstanding as of January 1, 2020	—	—	—
Granted	53,737	2.2624	5.8853
Exercised	—	—	—
Forfeited	—	—	—

Outstanding as of December 31, 2020	53,737	2.2624	5.8853

Vested and expected to vest as of December 31, 2020	53,737	2.2624	5.8853

Exercisable as of December 31, 2020	53,737	2.2624	5.8853

The share-based compensation expense relating to the share options recognized during the year ended December 31, 2020 was RMB821 (US$126). There was nil unrecognized share-based compensation relating to the shares options as of December 31, 2020.
The Group calculated the estimated fair value of the share options under the 2015 Share Incentive Plan on the grant date using the Black-Scholes valuation model. Assumptions used to determine the fair value of the share options granted under the 2015 Share Incentive Plan is summarized in the following table:

	For the year ended December 31, 2020
Term in years		5
Volatility		53.73%
Discount rate		0.85%
Fair value per ordinary share	US$	5.24
Total share-based compensation expenses relating to RSUs and options granted to employees recognized for the years ended December 31, 2018, 2019 and 2020 were as follows:

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Cost of revenues	707	365	2,443	374
Sales and marketing expenses	1,932	743	10,883	1,668
General and administrative expenses	11,606	8,520	14,453	2,215
Research and development expenses	8,055	5,119	27,078	4,150

	22,300	14,747	54,857	8,407